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                           STI CLASSIC VARIABLE TRUST

                     Supplement dated August 9, 2004 to the
                          Prospectus dated May 1, 2004,
                           and any supplements thereto

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

*    The following information affects the section called "PORTFOLIO MANAGERS":

     o Effective July 6, 2004, Mr. John Talty, CFA, co-manages the INVESTMENT GRADE BOND FUND. Mr. Talty has served as Executive Vice President since joining Trusco in May 2004. Prior to joining Trusco, Mr. Talty served as President & Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 23 years of investment experience.

     o Effective July 6, 2004, Mr. Perry Troisi co-manages the INVESTMENT GRADE BOND FUND. Mr. Troisi has served as Managing Director since joining Trusco in May 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group from February 1996 to July 1999. He has more than 18 years of investment experience.

* Effective July 26, 2004, BISYS Fund Services, Limited Partnership will serve as distributor of the STI Classic Variable Trust (the "Trust") and BISYS Fund Services Ohio, Inc. will serve as administrator and transfer agent of the Trust. Prior to July 26, 2004, SEI Distribution Co., SEI Investments Global Funds Services, and Federated Services Company served as the Trust's distributor, administrator, and transfer agent, respectively.

     o The following information affects the prospectus for the Trust and replaces the information under the sub-sections "Distributor" and "To Obtain an SAI, Annual or Semi-Annual Report, or More Information" located under the heading "HOW TO OBTAIN MORE INFORMATION":

                  DISTRIBUTOR

                  BISYS Fund Services, Limited Partnership
                  3435 Stelzer Road
                  Columbus, Ohio  43219

                  TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

                  BY TELEPHONE:  1-800-428-6970

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                  BY MAIL:  Write to the Funds
                  c/o BISYS Fund Services, Limited Partnership
                  3435 Stelzer Road
                  Columbus, Ohio 43219


                                                          STISPVARTRST08/04